Pensions and Other Post-employment Benefits - Additional Information (Detail) - GBP (£)		1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 17, 2020	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Sep. 09, 2020
Disclosure of Pensions and Other Post-employment Benefits [line items]
Long term rate of improvement per year				1.00%
Augmentation costs included in past service costs				£ 6,000,000	£ 26,000,000	£ 23,000,000
Augmentation costs arising from major restructuring programmes				0	0	70,000,000
Total value of the insurance contract			£ 402,000,000	402,000,000	570,000,000
Past service cost/(credit)				(6,000,000)	(5,000,000)	(43,000,000)
Additional contributions				919,000,000	312,000,000	313,000,000
Fair value of investments in fund assets			211,000,000	£ 211,000,000	350,000,000
Subsidiary shares transferred into Limited Partnerships				692,593,037
Additional contributions due to be paid			£ 345,000,000	£ 345,000,000
GSK LP Ltd [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Proportion of ownership interest in subsidiary				100.00%
Haleon [Member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Subsidiary shares transferred to fund pension schemes		7,004
Percentage of ownership interest represented by transfer		11.03%
Percentage of ownership interest held by the transferee company			7.50%	7.50%
SLP Partnership Agreement [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Benefits paid				£ 735,000,000
Maximum contributions to plan in net defined benefit liability asset				1,080,000,000
Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions				350,000,000
Post-retirement benefits [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions					100,000,000
UK defined benefit plans [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Contributions to plan, net defined benefit liability (asset)	£ 10,000
Defined benefit obligation, at past service cost						74,000,000
Voluntary Cash Contributions Made To The Plan				334,000,000
UK defined benefit plans [member] | SLP Partneships [Member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Cash And cash equivalents contributed to fair value of plan assets			£ 735,000,000	735,000,000
UK defined benefit plans [member] | SLP Partneships [Member] | Glaxo Smith Kline Consumer Healthcare Holdings Limited [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Proceeds threshold to be received by partnerships			1,080,000,000
UK defined benefit plans [member] | SLP Partnership Agreement [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Remaining amount due to be contributed			345,000,000	£ 345,000,000
US cash balance pension plan [Member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Past service cost/(credit)						(49,000,000)
Accrual of Future pension plan							£ 56,000,000
UK [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets				36.00%
Percentage allocated to liability matching assets				64.00%
Additional contributions				£ 691,000,000	44,000,000	76,000,000
Accrual of Future pension plan			(103,000,000)	(103,000,000)	333,000,000	(276,000,000)
UK [member] | Other assets [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Loans on structured debt amount contributed to fair value of plan assets			£ 2,376,000,000	£ 2,376,000,000	513,000,000	650,000,000
US [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets				25.00%
Percentage allocated to liability matching assets				75.00%
Additional contributions				£ 0	£ 0	0
Assumption for future medical inflation			7.00%	7.00%	6.25%
Accrual of Future pension plan			£ (770,000,000)	£ (770,000,000)	£ (724,000,000)	(810,000,000)
US [member] | 2031 and thereafter [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Assumption for future medical inflation			5.00%	5.00%
US [member] | Unfunded [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
US post retirement healthcare scheme obligation				£ 870,000,000	£ 1,059,000,000	1,124,000,000
US [member] | Retiree healthcare plans [Member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Past service cost/(credit)						£ 53,000,000
Accrual of Future pension plan								£ 55,000,000